New Accounting Pronouncements (Details Narrative) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2018	Jan. 31, 2018
ROU assets	$ 3,251,638	$ 1,735,346	$ 1,974,759	$ 0
Lease liabilities	$ 4,702,292	$ 1,776,115	$ 1,906,403	$ 0